Taxation (Composition of Income Tax Expense, Reconciliation between the Statutory CIT Rate and Group's Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXATION [Abstract]
Statutory CIT rate	25.00%	25.00%	25.00%
Effect of tax holidays	(19.50%)	(10.90%)	(16.10%)
Effect of withholding taxes	2.70%	3.70%	0.50%
Changes in valuation allowance	2.40%	2.60%	3.20%
Other permanent book-tax differences	0.70%	(1.70%)	2.30%
Effective CIT rate	11.30%	18.70%	14.90%